Leases - Weighted average remaining (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Leases
Lease expenses		¥ 16,677	¥ 41,377	¥ 42,600
Cash paid for operating lease		¥ 5,569	6,007
Weighted average remaining lease term	3 years 1 month 28 days	3 years 1 month 28 days
Weighted-average discount rate	4.75%	4.75%
Impairment loss of operating lease right-of-use assets	$ 438	¥ 3,017	¥ 0	¥ 0